CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Ordinary shares	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive income (loss)	Series A Preferred shares	Series A Preferred shares Preferred shares	Series A Preferred shares Ordinary shares	Series A Preferred shares Additional paid-in capital	Series B Preferred shares	Series B Preferred shares Preferred shares	Series B Preferred shares Ordinary shares	Series B Preferred shares Additional paid-in capital
Balance at Dec. 31, 2009	$ (1,549,963)	$ 4,778	$ 145,805	$ (1,700,912)	$ 366
Balance (in shares) at Dec. 31, 2009		47,775,000
Increase (Decrease) in Shareholders' Equity
Net loss	(8,365,848)			(8,365,848)
Repayment from the shareholders	1			1
Foreign currency translation	(195,771)				(195,771)
Balance at Dec. 31, 2010	(10,111,581)	4,778	145,805	(10,066,759)	(195,405)
Balance (in shares) at Dec. 31, 2010		47,775,000
Increase (Decrease) in Shareholders' Equity
Net loss	(107,271,525)			(107,271,525)
Repurchase of ordinary shares	(1,837,500)	(184)	(1,837,316)
Repurchase of ordinary shares (in shares)		(1,837,500)
Issuance of shares	1,499,994	30	1,499,964			20,113,898	20,113,898			41,147,021	41,147,021
Issuance of shares (in shares)		297,159					20,212,500				8,166,667
Proceeds from registered capital contributions by shareholders of the VIE	1,390,621		1,390,621
Deemed dividend on issuance of Series A Preferred shares			49,214,977	(49,214,977)
Share-based compensation expenses	73,927,902		73,927,902
Foreign currency translation	(569,628)				(569,628)
Balance at Dec. 31, 2011	18,289,202	4,624	124,341,953	(166,553,261)	(765,033)		20,113,898				41,147,021
Balance (in shares) at Dec. 31, 2011		46,234,659					20,212,500				8,166,667
Increase (Decrease) in Shareholders' Equity
Net loss	(9,472,074)			(9,472,074)
Issuance of shares	66,022,797	2,201	66,020,596			20,113,898				41,147,021
Issuance of shares (in shares)		22,009,200
Direct offering expenses	(3,332,962)		(3,332,962)
Conversion of Preferred Shares into ordinary shares							(20,113,898)	2,021	20,111,877		(41,147,021)	1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)							(20,212,500)	20,212,500			(8,166,667)	12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763		2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	191,533	14	191,519
Proceeds from issuance of ordinary shares upon exercise of stock options (in shares)	146,316	146,316
Share-based compensation expenses	7,596,949		7,596,949
Foreign currency translation	994,606				994,606
Balance at Dec. 31, 2012	$ 82,582,814	$ 10,128	$ 258,368,448	$ (176,025,335)	$ 229,573
Balance (in shares) at Dec. 31, 2012		101,284,881